Income Taxes - Schedule of reconciliation setting forth the differences between the effective tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Tax provision (benefit) at U.S. statutory rate	(21.00%)	(21.00%)
State income taxes	2.30%	1.20%
Foreign taxes in excess of the U.S. statutory rate	(0.40%)	(1.90%)
Change of valuation allowance	(13.20%)	(5.00%)
Change in fair value of warrant liabilities	(7.10%)
Share-based compensation	(8.60%)	(7.40%)
Attribute carryback		1.90%
Tax credits	4.80%
Other	(0.90%)	(2.20%)
Tax expense (benefit)	(2.10%)	7.60%
Tax provision (benefit) at U.S. statutory rate	$ (3,804)	$ (2,209)
State income taxes	(409)	(127)
Foreign taxes in excess of the U.S. statutory rate	74	202
Change of valuation allowance	2,397	525
Change in fair value of warrant liabilities	1,275
Share-based compensation	1,548	779
Attribute carryback		(203)
Tax credits	(862)
Other	167	230
Tax expense (benefit)	$ (386)	$ 803